Note 2. Significant Accounting Policies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP 029 [Member]
EBP, Accounting Policy [Line Items]
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0.0	$ 0.0